SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets
Leased properties under operating lease		$ 293,991
Less: accumulated amortization		(174,935)
Right-of-use assets		$ 119,056